Submission	Nov. 07, 2025
Submission [Line Items]
Central Index Key	0001412502
Registrant Name	Sterling Real Estate Trust
Form Type	S-3
Submission Type	S-3D
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A
Combined Prospectus Table N/A	N/A